SCHEDULE OF INTANGIBLE ASSET, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Software platform	$ 1,012,165	$ 1,012,165
Less: accumulated amortization	(105,860)	(85,313)
Less: accumulated impairment losses	(906,305)
Intangible assets, net		$ 926,852